Blue Chip Growth Portfolio (Prospectus Summary) | Blue Chip Growth Portfolio
BLUE CHIP GROWTH PORTFOLIO
Investment Goal
The Portfolio's investment goal is capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Blue Chip Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.70%	0.70%	0.70%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.89%	1.04%	1.14%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Blue Chip Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	91	284	493	1,096
Class 2	106	331	574	1,271
Class 3	116	362	628	1,386

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 201% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Portfolio may invest in foreign securities up to 20% of net assets, including securities of issuers located in emerging markets. "Blue chip"
represents common stocks of nationally known companies that are well-established in their respective industries. Such companies will generally have seasoned management, solid financial fundamentals and a leading market position.

The Adviser believes that superior returns can be achieved through a portfolio of market-leading businesses that realize substantial growth through competitive advantages. The Adviser conducts extensive research to identify companies with above-average potential growth rates that are unrecognized in the marketplace.
The Adviser continually monitors macro-economic factors to gauge the impact on growth-oriented companies it seeks to identify. Generally, the Adviser searches for companies that demonstrate the following characteristics:

  •   Market leaders with competitive advantages

  •   Solid revenue growth

  •   Consistent double-digit earnings growth in varying types of economic environments

  •   Opportunity for multiple expansion

  •   Strong management team

The Adviser utilizes these factors to identify individual securities, and then employs cost-benefit analyses to determine downside risk exposure. There is extensive on-going re-evaluation of each security's risk/reward profile within the portfolio. The Portfolio uses an active trading strategy to achieve its objective.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Growth Stock Risk. Growth stocks are historically volatile, which will affect the Portfolio.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers located in developing, or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile that the markets of developed countries.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10 year period shown in the bar chart, the highest return for a quarter was 14.26% (quarter ended June 30, 2009) and the lowest return for a quarter was -24.15% (quarter ended December 31, 2008). The year to date calendar return as of March 31, 2012 was 16.93%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Blue Chip Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	(5.50%)	0.25%	0.36%
Class 2	Class 2 Shares	(5.78%)	0.07%	0.21%
Class 3	Class 3 Shares	(5.74%)	(0.02%)		4.17%	Sep. 30, 2002
Russell 1000® Growth Index	Russell 1000® Growth Index	2.64%	2.50%	2.60%	7.30%	Sep. 30, 2002